Business and Summary of Significant Accounting Policies Property and Equipment (Details)	12 Months Ended
Jan. 02, 2016
Leasehold Improvements [Member] | Minimum [Member]
Property and equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property and equipment [Line Items]
Property, Plant and Equipment, Useful Life	11 years
Furniture and Fixtures [Member] | Minimum [Member]
Property and equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property and equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Machinery and Equipment [Member] | Minimum [Member]
Property and equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property and equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Computer Equipment and Software [Member] | Minimum [Member]
Property and equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment and Software [Member] | Maximum [Member]
Property and equipment [Line Items]
Property, Plant and Equipment, Useful Life	12 years